UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.4% (2.2% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$1,134,290
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)

	Education and Civic Organizations – 2.6% (1.8% of Total Investments)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis Priory School,	2/08 at 101.00	A3	512,445
	Series 2000, 5.650%, 2/01/25
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/11 at 100.00	Aaa	389,364
	Series 2001, 5.500%, 4/01/18 – MBIA Insured

865	Total Education and Civic Organizations			901,809

	Health Care – 15.2% (10.0% of Total Investments)
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	811,245
	Health System, Series 2004, 5.500%, 2/15/29
500	Missouri Health & Educational Facilities Authority, Saint Lukes Episcopal-Presbyterian	6/11 at 101.00	AAA	528,140
	Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,579,710
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,225,513
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	8/07 at 101.00	BBB+	430,045
	System, Series 1996, 6.500%, 2/15/21
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	537,095
	System, Series 2003, 5.700%, 2/15/34

4,830	Total Health Care			5,111,748

	Housing/Multifamily – 6.7% (4.4% of Total Investments)
550	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	575,746
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	4/08 at 102.00	AAA	512,310
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – FSA Insured (Alternative
	Minimum Tax)
545	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	557,579
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997A, 5.950%, 4/20/17
600	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	613,800
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997B, 6.000%, 10/20/15
	(Alternative Minimum Tax)

2,195	Total Housing/Multifamily			2,259,435

	Housing/Single Family – 6.0% (3.9% of Total Investments)
50	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/07 at 104.00	AAA	50,739
	Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)
20	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/07 at 105.00	AAA	20,328
	Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)
110	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/10 at 100.00	AAA	112,133
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)
750	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/16 at 104.50	AAA	813,330
	Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)
1,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AAA	1,013,400
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)

1,930	Total Housing/Single Family			2,009,930

	Long-Term Care – 5.7% (3.8% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,857,344
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
50	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John	8/09 at 101.00	N/R	52,468
	Knox Village, Series 1999, 6.000%, 8/15/17

1,800	Total Long-Term Care			1,909,812

	Materials – 2.3% (1.6% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	798,533
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	Tax Obligation/General – 28.2% (18.6% of Total Investments)
300	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/15 at 100.00	AAA	321,765
	Series 2005, 5.000%, 3/01/25 – FSA Insured
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	1,647,330
	Series 2005, 5.250%, 3/01/24 – FSA Insured
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	533,840
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – FSA Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,720,742
	5.000%, 3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	1,171,410
	MBIA Insured
2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	2,300,840
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
1,405	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A,	4/13 at 100.00	AAA	1,496,269
	5.000%, 4/01/19 – FSA Insured
270	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	292,853
	2004, 5.250%, 3/01/20 – FSA Insured

8,625	Total Tax Obligation/General			9,485,049

	Tax Obligation/Limited – 29.5% (19.5% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aaa	644,160
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	82,148
530	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	N/R	535,464
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	311,926
	2006, 5.000%, 6/01/28
475	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	490,148
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
415	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds,	3/16 at 100.00	A+	438,095
	Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	BBB+	375,052
	Project, Series 2005A, 5.000%, 6/01/35
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/10 at 101.00	AAA	479,867
	Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/12 at 102.00	N/R	501,610
	District, Series 2006, 5.000%, 5/01/23
1,135	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	1,440,417
	6.000%, 8/01/26 – AGC Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	BBB	624,006
	5.250%, 5/01/20
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	Aaa	1,443,632
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 – AMBAC Insured
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	AAA	2,146,499
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
400	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	411,688
	Village Project, Series 2005A, 5.500%, 11/01/27

9,240	Total Tax Obligation/Limited			9,924,712

	Transportation – 4.7% (3.1% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	4/11 at 101.00	AAA	519,665
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	1,055,400
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19

1,500	Total Transportation			1,575,065

	U.S. Guaranteed – 31.9% (21.0% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	768,371
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
750	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,	3/09 at 101.00	N/R (4)	788,123
	Series 1999, 5.850%, 3/01/19 (Pre-refunded 3/01/09)
1,800	Johnson County, Missouri, Hospital Revenue Bonds, Western Missouri Medical Center, Series	6/10 at 100.00	AA (4)	1,927,295
	2000, 6.000%, 6/01/20 (Pre-refunded 6/01/10) – RAAI Insured
625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/10 at 100.00	Baa2 (4)	681,894
	St. Louis, Series 2000, 6.750%, 6/15/30 (Pre-refunded 6/15/10)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	2,674,149
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical	12/10 at 101.00	A (4)	1,097,540
	Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)
80	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	87,774
	2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AAA	561,190
	7/01/20 (Alternative Minimum Tax) (ETM)
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	Aaa	1,092,410
	Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R (4)	1,050,130
	7.250%, 6/15/25 (Pre-refunded 6/15/10)

9,890	Total U.S. Guaranteed			10,728,876

	Water and Sewer – 15.3% (10.1% of Total Investments)
640	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series	5/14 at 100.00	AAA	687,181
	2004A, 5.000%, 5/01/20 – MBIA Insured
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	2,982,909
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and	1/13 at 100.00	Aaa	1,069,590
	Drinking Water Revenue Bonds, Series 2003B, 5.125%, 1/01/21
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	396,984
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C,
	6.750%, 1/01/12

4,955	Total Water and Sewer			5,136,664

$ 47,580	Total Investments (cost $48,354,882) – 151.5%			50,975,923

	Floating Rate Obligations – (5.9%)			(1,975,000)

	Other Assets Less Liabilities – 1.9%			657,389

	Preferred Shares, at Liquidation Value – (47.5)%			(16,000,000)

	Net Assets Applicable to Common Shares – 100%			$33,658,312

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At February 28, 2007, the cost of investments was $46,366,280.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$2,636,511
Depreciation	(1,838)

Net unrealized appreciation (depreciation) of investments	$2,634,673

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.